OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other assets	$ 92	$ 94
Materials and supplies	31	29
Regulatory assets (Note 11)	10	42
Other current assets	$ 133	$ 165